Going Concern (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Going Concern (Details) [Line Items]
Accumulated deficit	$ (190,480,469)						$ (190,480,469)		$ (146,142,373)	$ (109,632,574)
Net loss	$ (2,918,754)	$ (4,465,858)	$ (15,955,525)	$ (9,526,345)	$ (8,704,938)	$ (6,881,048)	(23,340,137)	$ (25,112,331)	(35,676,315)	(37,379,153)
Net cash used in operating activities							$ (3,384,288)	$ (13,857,189)	(16,805,429)	$ (20,518,807)
Going Concern [Member]
Going Concern (Details) [Line Items]
Accumulated deficit									(146,200,000)
Net cash used in operating activities									$ (16,700,000)